Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

February 12, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of Cash Management Fund, Cash Reserves Fund Institutional and Deutsche Money Market Series (collectively, the “Funds”), each a series of DWS Money Market Trust (the “Trust”); (Reg. Nos. 002-78122 and 811-03495)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2016. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting the prospective changes to the Funds that will allow the Funds to operate as government money market funds under the amended Rule 2a7 under the Investment Company Act of 1940, including the adoption of a revised fundamental investment policy relating to concentration, which was approved by shareholders on December 21, 2015 for Cash Management Fund, and January 28, 2016 for Cash Reserves Fund Institutional and Deutsche Money Market Series.

The Amendment has been electronically coded to show changes from the Trust’s Prospectus and Statement of Additional Information filed with the Commission on April 29, 2015 in Post-Effective Amendment No. 67 for the Trust.

Please direct any comments or questions relating to the Amendment to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan

Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price